Investments in equity-accounted Investees - Summary of Investment in Associates Amount Recognized (Detail) - Associates [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company's share of profits of associates	$ 195,865	$ 307,992	$ 251,699
The Company's share of other comprehensive loss of associates	(35,224)	(15,477)	(62,084)
The Company's share of total comprehensive income (loss) of associates	$ 160,641	$ 292,515	$ 189,615